COMMITMENTS AND CONTINGENCIES (Details) - EVGO HOLDCO, LLC AND EVGO SERVICES, LLC - USD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2018
Award to develop a statewide public charging network		$ 14,000,000
Proceeds from Virginia DEQ from awards	$ 4,474,819